COMMITMENTS (Details Narrative)	1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Rent expense					$ 63,345	$ 63,790
Operating Lease Agreement [Member]
Lease expiration date	Feb. 28, 2019	Feb. 28, 2019
Monthly rent	$ 5,173
Future rental payment	$ 41,383
Rent expense			$ 15,519	$ 15,828
Operating Lease Agreement [Member] | CNY
Monthly rent | ¥		¥ 35,192
Future rental payment | ¥		¥ 281,536
Property Management Contract [Member]
Lease expiration date	Feb. 28, 2019	Feb. 28, 2019
Monthly rent	$ 10,346
Rent expense	$ 82,766
Property Management Contract [Member] | CNY
Monthly rent | ¥		¥ 70,384
Rent expense | ¥		¥ 563,072